Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 1,793	$ 1,450	$ 4,157	$ 800
Operating costs and expenses:
Cost of revenue	1,207	1,288	2,728	514
Research and development	4,837	4,678	9,519	7,998
Selling, general and administrative	6,175	2,369	6,058	2,799
Grant income	(648)	(1,100)	(1,673)	(2,036)
Total operating costs and expenses	11,572	7,234	16,632	9,275
Loss from operations	(9,778)	(5,785)	(12,475)	(8,475)
Other expenses (income):
Interest income	(282)	(213)	(446)	(88)
Finance leases interest expense	35	57	114	149
Other expense (income), net		16	19	(24)
Change in fair value of convertible notes				1,492
Loss before income tax expense	(9,531)	(5,645)	(12,162)	(10,004)
Income tax expense	79		37	61
Net loss	(9,610)	(5,645)	(12,199)	(10,065)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of taxes	(200)	118	118	(63)
Total other comprehensive income (loss)	(200)	118	118	(63)
Total comprehensive loss	$ (9,810)	$ (5,527)	$ (12,081)	$ (10,128)
Net loss per share attributable to common stockholders, basic	$ (0.9)	$ (0.53)	$ (1.15)	$ (0.95)
Net loss per share attributable to common stockholders, diluted	$ (0.9)	$ (0.53)	$ (1.15)	$ (0.95)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	10,684,069	10,613,166	10,638,595	10,575,252
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	10,684,069	10,613,166	10,638,595	10,575,252